Share-Based Payments Non-vested (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized on nonvested awards	$ 30.9
Compensation cost not yet recognized on nonvested awards, period for recognition	1 year 9 months 18 days
RSUs and DSUs
Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-vested awards outstanding at the beginning of the period (in shares)	0.7
Awards granted (in shares)	0.2
Vested (in shares)	(0.2)
Forfeited (in shares)	(0.1)
Non-vested awards outstanding at the end of the period (in shares)	0.6	0.7
Non-vested, weighted-average grant date fair value at the beginning of the period (in dollars per unit)	$ 47.75
Granted, weighted-average grant date fair value (in dollars per unit)	70.95
Vested, weighted-average grant date fair value (in dollars per unit)	42.71
Forfeited, weighted-average grant date fair value (in dollars per unit)	53.14
Non-vested, weighted-average grant date fair value at the end of the period (in dollars per unit)	$ 56.23	$ 47.75
Equity instruments other than options, vested in period, fair value	$ 17.5	$ 12.9	$ 10.2
PUs
Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-vested awards outstanding at the beginning of the period (in shares)	0.5
Awards granted (in shares)	0.0
Vested (in shares)	(0.5)
Forfeited (in shares)	0.0
Non-vested awards outstanding at the end of the period (in shares)	0.0	0.5
Non-vested, weighted-average grant date fair value at the beginning of the period (in dollars per unit)	$ 3.22
Granted, weighted-average grant date fair value (in dollars per unit)	0.00
Vested, weighted-average grant date fair value (in dollars per unit)	2.89
Forfeited, weighted-average grant date fair value (in dollars per unit)	0.00
Non-vested, weighted-average grant date fair value at the end of the period (in dollars per unit)	$ 0.00	$ 3.22
Equity instruments other than options, vested in period, fair value	$ 1.5	$ 2.8	$ 6.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0.0	$ 1.7
Performance shares (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share	$ 71.66
Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-vested awards outstanding at the beginning of the period (in shares)	0.4
Awards granted (in shares)	0.1	0.2	0.2
Vested (in shares)	0.0
Forfeited (in shares)	0.0
Non-vested awards outstanding at the end of the period (in shares)	0.5	0.4
Non-vested, weighted-average grant date fair value at the beginning of the period (in dollars per unit)	$ 50.49
Granted, weighted-average grant date fair value (in dollars per unit)	74.42	$ 58.69	$ 43.10
Vested, weighted-average grant date fair value (in dollars per unit)	0.00
Forfeited, weighted-average grant date fair value (in dollars per unit)	0.00
Non-vested, weighted-average grant date fair value at the end of the period (in dollars per unit)	$ 57.01	$ 50.49